Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Equity
13.	Equity

Common Stock

Authorized

As of June 30, 2024, and December 31, 2023, the Company had 300,000,000 common stock authorized, each having a par value of $0.0001.

Issued and outstanding

As of June 30, 2024, and December 31, 2023, the Company had 18,892,115 and 17,329,615 shares issued and outstanding, respectively.

Transactions during the six months ended June 30, 2024

On April 30, 2024, the Company issued 950,000 common shares on acquisition of License #2 and $492,945 was recognized in equity. A total of $95 was recognized in common stock and the remainder of $492,850 to additional paid in capital (Note 8). These shares are unregistered and restricted from trading as disclosed in Note 8.

On May 3, 2024, the Company committed to issue 2,450,000 fully vested shares, of which 612,500 common shares have been issued, for the acquisition of License #2. A total of $1,117,832 was recognized in equity, of which $62 was recognized in common stock and the remainder of $1,117,771 to additional paid in capital (Note 8). These shares are unregistered and restricted from trading as disclosed in Note 8.

Transactions during the six months ended June 30, 2023

On January 6, 2023, the Company issued 62,500 common stock upon the exercise of 62,500 stock options with an exercise price of $0.60 per common stock for $37,500, of which $6 was recognized in common stock and the remaining $37,494 in additional paid-in capital.

On March 2, 2023, the Company issued 250,000 common stock and 250,000 common stock purchase warrants for $750,000, of which $25 was recognized in common stock and the remaining $749,975 in additional paid-in capital. These warrants are accounted for as equity warrants.

On April 14, 2023, the Company issued 97,681 common stock, of which $10 was recognized in common stock and the remaining $293,579 in additional paid-in capital.

On May 15, 2023, the Company issued 10,000 common stock, of which $1 was recognized in common stock and the remaining $29,999 was recognized in additional paid-in capital

Preferred Stock

Authorized

As of March 31, 2024, and December 31, 2023, the Company had 75,000,000 of all preferred stock authorized, each having a par value of $0.0001 per stock.

The holders of Preferred Stock shall have the right to convert their shares of Preferred Stock, at any time, into shares of Common Stock at a conversion price of 1:1. Upon IPO, all preferred shares were converted into common shares on November 21, 2023.

Issued and outstanding

As at June 30, 2024, and December 31, 2023, the Company had Nil preferred stock issued and outstanding.

Transactions during the six months ended June 30, 2024, and 2023

There were no preferred stock transactions during the six months ended June 30, 2024, and 2023.

Equity Warrants

Transactions during the six-month ended June 30, 2024.

There was no equity warrant activity during the six months ended June 30, 2024

Transactions during the six-month ended June 30, 2023.

On March 2, 2023, the Company issued 250,000 common stock and 250,000 common stock purchase warrants. Each warrant is exercisable at $3.00 per common stock. The warrants shall be exercisable, in whole or in part at the issue date but such exercisability shall cease upon the date of the Company’s IPO and listing of its common shares on the Nasdaq Capital Market or other Trading Market and shall continue to be exercisable in whole or in part immediately after the Lock-up Period but no later than the Warrant Expiration Date or Accelerated Warrant Expiration Date (the “Exercise Period”). In the event of the Company’s initial public offering and listing of shares of its common stock on a Trading Market, the Company shall notify the holder at least fifteen (15) calendar days prior to the consummation of such IPO. “Trading Market” shall mean a “national securities exchange” that has registered with the SEC under Section 6 of the Securities Exchange Act of 1934. The Expiration Date shall be the earlier of (i) three years and one hundred eighty (180) days from the issue date (the “Warrant Expiration Date”) or (ii) upon the Company’s reasonable judgment and written notice to the purchaser, of the Company’s option to accelerate the Warrant Expiration Date whereby upon purchaser’s receipt of the Company’s written notice of acceleration during the Exercise Period, the Purchaser’s option to exercise any number of warrants shall occur no later than fourteen (14) days following the receipt of the written notice of acceleration (the “Accelerated Warrant Expiration Date”). For the avoidance of doubt, it shall be reasonable for the Company to accelerate the Expiration Date of this warrant to coincide with transactions including, but not limited to (i) a change of control including but not limited to the voluntary or involuntary sale, assignment, transfer or other disposition, or transfer by operation of law, of more than 50% of any direct or indirect equity interest of the Company; or (ii) a subsequent capital financing other than the IPO consisting of but not limited to an offer or proposal for, or indication of interest in, the issuance of debt or the capital stock of the Company.

As of June 30, 2024, and December 31, 2023, the following equity warrants were outstanding:

Outstanding	Expiry date	Weighted average exercise price ($)
250,000	August 28, 2026	3.00
99,998	March 12, 2027	3.00
349,998		3.00

As of June 30, 2024, and December 31, 2023, the weighted average life of equity warrants outstanding was 2.32 and 2.81 years, respectively.

Stock Options

The Company has a stock option plan included in the Company’s 2020 Equity Incentive Plan (the “Plan”) where the Board of Directors or any of its committees can grant Incentive Stock Options, Nonstatutory Stock Options, and Restricted Stock to employees, advisors and directors of the Company. As of December 31, 2023 and 2022, the aggregate number of shares allocated and made available for issuance pursuant to stock options granted under the Plan shall not exceed 1,734,188 shares. The plan shall remain in effect until it is terminated by the Board of Directors.

Transactions during the six-month ended June 30, 2024

In January 2024, the Company granted 12,500 stock options with a contractual life of ten years and an exercise price of $5.00 per common stock. These stock options were valued at $16,178 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

On March 6, 2024, the Company granted 80,000 stock options with a contractual life of ten years and an exercise price of $1.00 per common stock. These stock options were valued at $52,845 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

Transactions during the six-month ended June 30, 2023

On February 1, 2023, the Company granted 10,000 stock options with a contractual life of ten years and an exercise price of $5.00 per common stock. These stock options were valued at $10,767 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

From May 12, 2023, to June 30, 2023, the Company granted 222,500 stock options (includes 80,000 each to two of its newly appointed independent directors) with a contractual life of ten years and an exercise price of $5.00 per common stock. These stock options were valued at $584,787 using the Black-Scholes Option Pricing Model. The options vest 25% on the first vesting date and the remaining 75% vest evenly over 36 months thereafter.

On June 30, 2023, the Company cancelled and reissued 80,000 options previously issued to an advisor of the Company upon their appointment as a director effective June 1, 2023. The cancelled and re-issued options had the same exercise price of $5.00 per common stock and the same vesting terms and expiry date, and as such the cancellation and reissuance had no impact on the Company’s consolidated financial statements.

The following assumptions were used in the Black-Scholes option pricing model:

	June 30, 2024	December 31, 2023
Risk-free interest rate	3.95% - 4.19%	3.39% -3.86%
Expected life	10 years	10 years
Expected dividend rate	0.00%	0.00%
Expected volatility	100%	100%
Forfeiture rate	0.00%	0.00%

The continuity of stock options for the six months ended June 30, 2024, and December 31, 2023, is summarized below:

	Number of stock options	Weighted average exercise price
Outstanding, December 31, 2022	1,366,167	1.08
Granted	234,000	5.00
Forfeited	(14,583)	0.60
Exercised	(62,500)	0.60
Outstanding, December 31, 2023	1,523,084	1.71
Granted	92,500	1.54
Forfeited	(266,605)	2.54
Exercised	-	-
Outstanding, June 30, 2024	1,348,979	1.53

As of June 30, 2024, the following options were outstanding, entitling the holders thereof the right to purchase one common stock for each option held as follows:

Outstanding	Vested	Expiry date	Weighted average exercise price ($)
812,510	718,932	February 8, 2031	0.60
35,417	35,417	February 27, 2031	0.60
25,833	23,542	April 25, 2032	0.60
16,000	8,000	June 1, 2032	1.34
52,708	52,708	July 1, 2032	1.34
45,833	45,833	August 8, 2032	1.34
16,000	7,000	September 30, 2032	1.34
80,000	35,000	September 30, 2032	5.00
10,000	4,167	October 15, 2032	1.34
5,000	1,979	November 1, 2032	5.00
7,500	7,500	December 12, 2032	5.00
10,000	3,333	February 1, 2033	5.00
50,000	13,542	April 16, 2033	5.00
80,000	23,333	May 5, 2033	5.00
10,000	2,500	June 27, 2033	5.00
678	678	July 10, 2033	5.00
1,500	-	July 1, 2033	5.00
5,000	-	January 17, 2034	5.00
5,000	-	February 12, 2034	5.00
80,000	-	March 5, 2034	1.00
1,348,979	983,464		1.00

As of June 30, 2024, and December 31, 2023, the weighted average life of stock options outstanding was 7.36 years and 7.84 years, respectively.

During the six months ended June 30, 2024, and 2023, the Company recorded $10,484 and $185,068, respectively, in share-based compensation expense, of which $7,875 and $2,609, and $178,735 and $6,333, respectively is included in office and administration and research and development, respectively.

12.	Equity

Common Stock

Authorized

As of December 31, 2023 and December 31, 2022, the Company had 300,000,000 and 19,000,000 common stock authorized, respectively, each having a par value of $0.0001.

Issued and outstanding

As of December 31, 2023 and 2022, the Company had 17,329,615 and had 9,568,475 shares issued and outstanding, respectively

Transactions during the year ended December 31, 2023

On January 6, 2023, the Company issued 62,500 common stock upon the exercise of 62,500 stock options with an exercise price of $0.60 per common stock for $37,500, of which $6 was recognized in common stock and the remaining $37,494 in additional paid-in capital.

On March 2, 2023, the Company issued 250,000 common stock and 250,000 common stock purchase warrants for $750,000, of which $25 was recognized in common stock and the remaining $749,975 in additional paid-in capital. These warrants are accounted for as equity warrants.

On April 14, 2023, the Company issued 97,861 common stock, of which $10 was recognized in common stock and the remaining $293,579 in additional paid-in capital.

On May 15, 2023, the Company issued 10,000 common stock, of which $1 was recognized in common stock and the remaining $29,999 was recognized in additional paid-in capital.

On August 25, 2023, the Company issued 46,666 common stock, of which $5 was recognized in common stock and the remaining $139,995 was recognized in additional paid-in capital.

On September 13, 2023, the Company issued 83,882 common stock and 99,998 common stock purchase warrants, of which $8 was recognized in the common stock and the remaining $249,996 was recognized in additional paid-in capital. These warrants are accounted for as equity warrants.

On November 21, 2023, the Company completed its IPO and issued 1,500,000 common shares, of which $150 was recognized in common stock and the remaining $5,999,850 was recognized in additional paid in capital. The gross proceeds of the offering were $6,000,000. The Company issued 75,000 underwriter warrants in connection with the IPO exercisable at $4 per warrant (Note 11). Additionally, the 213,730 series 1 preferred shares, 3,635,252 series 2 preferred shares, and 1,861,799 series A preferred shares were converted to common shares on a 1:1 basis. This conversion resulted in accordance with the original terms of the preferred shares and as such no gain or loss were recorded on the conversion. This resulted in the Company issuing a total of 5,710,781 common shares. In connection with the IPO financing, the Company paid share issuance costs of $762,194 consisting of $730,000 in underwriting fees, and $32,194 in other directly related expenses. The Company also incurred listing expenses in the amount of $450,079 in connection with its IPO.

Transactions during the year ended December 31, 2022

On December 13, 2022, the Company issued 41,667 common stock upon the exercise of 41,667 stock options with an exercise price of $0.60 per common stock for $25,000, of which $5 was recognized in common stock and the remaining $24,995 in additional paid-in capital.

Preferred Stock

Authorized

As of December 31, 2023, the Company had 75,000,000 of all preferred stock authorized, each having a par value of $0.0001 per stock

As of December 31, 2022, the Company had 213,730 stock of Series Seed 1 preferred stock authorized, each having a par value of $0.0001 per stock.

As of December 31, 2022, the Company had 3,635,252 stock of Series Seed 2 preferred stock authorized, each having a par value of $0.0001 per stock.

As of December 31, 2022, the Company had 2,982,003 stock of Series A preferred stock authorized, each having a par value of $0.0001 per stock.

The holders of Preferred Stock shall have the right to convert their shares of Preferred Stock, at any time, into shares of Common Stock at a conversion price of 1:1.

Issued and outstanding

As of December 31, 2023 and 2022, the Company had Nil and 213,730 Series Seed 1 preferred stock issued and outstanding, respectively.

As of December 31, 2023 and 2022, the Company had Nil and 3,635,252 Series Seed 2 preferred stock issued and outstanding, respectively.

As of December 31, 2023 and 2022, the Company had Nil and 1,861,799 Series A preferred stock issued and outstanding, respectively.

Transactions during the year ended December 31, 2023

On November 21, the Company completed its IPO and converted the 213,730 series 1 preferred shares, 3,635,252 series 2 preferred shares, and 1,861,799 series A preferred shares into common shares on a 1:1 basis.

Transactions during the year ended December 31, 2022

On July 15, 2022, the Company closed the first tranche of its Series A Financing and issued 1,090,029 Series A preferred shares for gross proceeds of $1,462,146, of which $109 was recognized in preferred stock and the remaining $1,462,037 in additional paid-in capital. In addition, the Company issued 231,828 Series A preferred shares and 231,828 common stock purchase warrants upon conversion of $186,584 of promissory notes and accrued interest, of which $23 was recognized in preferred stock, $55,701 as derivative liabilities at fair value, and the remaining $130,860 in additional paid-in capital.

On July 27, 2022, the Company closed the second tranche of its Series A Financing and issued 349,790 Series A preferred shares for gross proceeds of $469,207, of which $35 was recognized in preferred stock and the remaining $469,172 in additional paid-in capital.

On August 4, 2022, the Company closed the third tranche of its Series A Financing and issued 111,884 Series A preferred shares for gross proceeds of $150,080, of which $11 was recognized in preferred stock and the remaining $150,069 in additional paid-in capital.

On October 10, 2022, the Company closed the fourth tranche of its Series A Financing and issued 78,268 Series A Preferred shares for gross proceeds of $104,988, of which $8 was recognized in preferred stock and the remaining $104,980 in additional paid-in capital.

The Company incurred shared issuance cost of $33,132 in connection with its Series A Financing which has been recorded as a deduction from additional paid-in capital.

Equity Warrants

Transactions during the year ended December 31, 2023

On March 2, 2023, the Company issued 250,000 common stock and 250,000 common stock purchase warrants. Each warrant is exercisable at $3.00 per common stock. The warrants shall be exercisable, in whole or in part at the issue date but such exercisability shall cease upon the date of the Company’s IPO and listing of its common shares on the Nasdaq Capital Market or other Trading Market and shall continue to be exercisable in whole or in part immediately after the Lock-up Period but no later than the Warrant Expiration Date or Accelerated Warrant Expiration Date (the “Exercise Period”). In the event of the Company’s initial public offering and listing of shares of its common stock on a Trading Market, the Company shall notify the holder at least fifteen (15) calendar days prior to the consummation of such IPO. “Trading Market” shall mean a “national securities exchange” that has registered with the SEC under Section 6 of the Securities Exchange Act of 1934. The Expiration Date shall be the earlier of (i) three years and one hundred eighty (180) days from the issue date (the “Warrant Expiration Date”) or (ii) upon the Company’s reasonable judgment and written notice to the purchaser, of the Company’s option to accelerate the Warrant Expiration Date whereby upon purchaser’s receipt of the Company’s written notice of acceleration during the Exercise Period, the Purchaser’s option to exercise any number of warrants shall occur no later than fourteen (14) days following the receipt of the written notice of acceleration (the “Accelerated Warrant Expiration Date”). For the avoidance of doubt, it shall be reasonable for the Company to accelerate the Expiration Date of this warrant to coincide with transactions including, but not limited to (i) a change of control including but not limited to the voluntary or involuntary sale, assignment, transfer or other disposition, or transfer by operation of law, of more than 50% of any direct or indirect equity interest of the Company; or (ii) a subsequent capital financing other than the IPO consisting of but not limited to an offer or proposal for, or indication of interest in, the issuance of debt or the capital stock of the Company.

On September 13, 2023, the Company issued 83,332 common stock and 99,998 common stock purchase warrants. Each warrant is exercisable at $3.00 per common stock. The Warrants shall be exercisable, in whole or in part immediately upon issuance, but such exercisability shall cease upon the date of the Company’s initial public offering (the “IPO”) and listing of its Common Shares on the Nasdaq Capital Market or other Trading Market (as defined herein) and will only become exercisable after the expiration of one hundred eighty (180) days following the Company’s initial public offering (the “Lock-up Period”). The expiration date shall be three years and one hundred eighty (180) days following the issuance of the Warrant Shares.

Transactions during the year ended December 31, 2022.

There was no equity warrant activity during the year ended December 31, 2022.

As of December 31, 2023, the following equity warrants were outstanding:

Outstanding	Expiry date	Weighted average exercise price ($)
250,000	August 28, 2026	3.00
99,998	March 12, 2027	3.00
349,998		3.00

As of December 31, 2022, there were no equity warrants outstanding.

As of December 31, 2023, and December 31, 2022, the weighted average life of equity warrants outstanding was 2.81 and Nil years, respectively.

Stock Options

The Company has a stock option plan included in the Company’s 2020 Equity Incentive Plan (the “Plan”) where the Board of Directors or any of its committees can grant Incentive Stock Options, Nonstatutory Stock Options, and Restricted Stock to employees, advisors and directors of the Company. As of December 31, 2023 and 2022, the aggregate number of shares allocated and made available for issuance pursuant to stock options granted under the Plan shall not exceed 1,734,188 shares. The plan shall remain in effect until it is terminated by the Board of Directors.

Transactions during the year ended December 31, 2023

On February 1, 2023, the Company granted 10,000 stock options with a contractual life of ten years and an exercise price of $5.00 per common stock. These stock options were valued at $10,767 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

From May 12, 2023 to June 30, 2023, the Company granted 222,500 stock options (includes 80,000 each to two of its newly appointed independent directors) with a contractual life of ten years and an exercise price of $5.00 per common stock. These stock options were valued at $584,787 using the Black-Scholes Option Pricing Model. The options vest 25% on the first vesting date and the remaining 75% vest evenly over 36 months thereafter.

On June 30, 2023, the Company cancelled and reissued 80,000 options previously issued to an advisor of the Company upon their appointment as a director effective June 1, 2023. The cancelled and re-issued options had the same exercise price of $5.00 per common stock and the same vesting terms and expiry date, and as such the cancellation and reissuance had no impact on the Company’s consolidated financial statements.

On July 1, 2023, the Company granted 1,500 stock options with a contractual life of ten years and an exercise price of $5.00 per common stock. These stock options were valued at $3,940 using the Black-Scholes Option Pricing Model. The options vest 25% on the first vesting date and the remaining 75% vest evenly over 36 months thereafter.

Transactions during the year ended December 31, 2022

On April 25, 2022, the Company granted 45,000 stock options with a contractual life of ten years and exercise price of $0.60 per common stock. These stock options were valued at $11,617 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

From June 1, 2022 to November 1, 2022, the Company granted 262,000 stock options with a contractual life of ten years and exercise price of $1.34 per common stock. These stock options were valued at $317,652 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

From September 1, 2022 to December 12, 2022, the Company granted 105,000 stock options with a contractual life of ten years and exercise price of $5.00 per common stock. These stock options were valued at $115,868 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

The following assumptions were used in the Black-Scholes option pricing model:

	December 31, 2023	December 31, 2022
Risk-free interest rate	3.39% - 3.86%	2.81% - 4.07%
Expected life	10 years	10 years
Expected dividend rate	0.00%	0.00%
Expected volatility	100%	100%
Forfeiture rate	0.00%	0.00%

The continuity of stock options for the years ended December 31, 2023 and 2022 is summarized below:

	Number of stock options	Weighted average exercise price
Outstanding, December 31, 2021	1,133,334	$0.60
Granted	412,000	2.19
Forfeited	(137,500)	0.60
Exercised	(41,667)	0.60
Outstanding, December 31, 2022	1,366,167	1.08
Granted	234,000	5.00
Forfeited	(14,583)	0.60
Exercised	(62,500)	0.60
Outstanding, December 31, 2023	1,523,084	1.71

As of December 31, 2023, the following options were outstanding, entitling the holders thereof the right to purchase one common stock for each option held as follows:

Outstanding	Vested	Expiry date	Weighted average exercise price ($)
841,667	613,722	February 8, 2031	0.60
35,417	35,417	February 27, 2031	0.60
45,000	18,750	April 25, 2032	0.60
16,000	6,000	June 1, 2032	1.34
110,000	38,958	July 1, 2032	1.34
100,000	33,333	August 8, 2032	1.34
16,000	2,708	September 30, 2032	1.34
80,000	25,000	September 30, 2032	5.00
10,000	2,918	October 15, 2032	1.34
10,000	5,000	November 1, 2032	1.34
5,000	1,354	November 1, 2032	5.00
20,000	5,000	December 12, 2032	5.00
10,000	-	February 1, 2033	5.00
50,000	-	April 16, 2033	5.00
80,000	-	May 1, 2033	5.00
80,000	-	January 25, 2033	5.00
10,000	-	June 27, 2033	5.00
2,500	-	July 10, 2033	5.00
1,500	-	July 1, 2033	5.00
1,523,084	788,160		2.62

As of December 31, 2023 and 2022, the weighted average life of stock options outstanding was 7.84 years and 8.58 years, respectively.

During the years ended December 31, 2023 and 2022, the Company recorded $487,738 and $171,869, respectively, in share-based compensation expense, of which $476,905 and $10,833, and $164,907 and $6,962 , respectively is included in office and administration and research and development, respectively.